IMPORTANT NOTICE: PLEASE COMPLETE THE
ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

FOR YOUR CONVENIENCE YOU MAY VOTE BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT. YOU ALSO MAY VOTE BY INTERNET AT WWW.PROXYVOTE.COM.

SIFE Trust Fund
100 North Wiget Lane
Walnut Creek, CA 94598-2402
(800) 231-0356 or (925) 988-2400

November 15, 2001

Dear Valued Shareholder of the SIFE Trust Fund:

        We are seeking your approval of a proposed reorganization of the SIFE Trust Fund into the Wells Fargo SIFE Specialized Financial Services Fund, a new series of Wells Fargo Funds. In the reorganization, the SIFE Fund will transfer all of its assets and liabilities to the Wells Fargo SIFE Fund in exchange for shares of the Wells Fargo SIFE Fund, which will be distributed to you in exchange for your SIFE Fund shares. There will be no change in your account value, and no expenses or loads will be charged to shareholders in this tax-free reorganization.

        The proposed reorganization arises out of the acquisition of SIFE, the investment advisor to the SIFE Fund, by a subsidiary of Wells Fargo & Company. Wells Fargo Funds Management, LLC will serve as advisor and Wells Capital Management Incorporated will serve as sub-advisor to the Wells Fargo SIFE Fund. The Wells Fargo SIFE Fund will have substantially similar investment objectives, principal investment strategies and investment policies as the SIFE Fund. Michael J. Stead, who has managed the SIFE Fund, as Chief Investment Officer and the lead portfolio manager, has committed to continue to manage the Wells Fargo SIFE Fund as an employee of Wells Capital Management.

        Among the major benefits of the reorganization to SIFE Fund shareholders are expected to be the benefits flowing from becoming shareholders in a significantly larger fund family with a broad product array of over 70 mutual funds, and greater exchange opportunities among the expanded investment opportunities. Shareholders also are expected to benefit from the greater distribution and shareholder service capabilities of the Wells Fargo Funds, and potential improved operating efficiencies of the Wells Fargo Funds.

        The Board of Trustees of the SIFE Fund has unanimously approved the reorganization and believes that it is in the best interests of the SIFE Fund and its shareholders and recommends that you vote in favor of the proposal.

        Please read the enclosed proxy materials and consider the information provided. For your convenience, you may wish to begin with the Overview on Page 8. We encourage you to return your proxy ballot promptly. Since the Special Meeting of Shareholders will be held on January 31, 2002, we urge you to give the enclosed material your prompt attention.

        Your vote is very important to us. Thank you for taking the time to consider this proposal. If you have any questions about the reorganization or these proxy materials, please call your SIFE Fund representatives at (800) 231-0356 or (925) 988-2400.

Sincerely, Sam A. Marchese President and Trustee SIFE Trust Fund

SIFE TRUST FUND
100 North Wiget Lane
Walnut Creek, California 94598-2402
(800) 231-0356 or (925) 988-2400

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
SCHEDULED FOR JANUARY 31, 2002

To the Shareholders of the SIFE Trust Fund:

        Notice is hereby given that a Special Meeting of Shareholders of the SIFE Trust Fund will be held at the San Ramon Marriott Hotel, 2600 Bishop Drive, Ballrooms D and E, San Ramon, California 94583 on January 31, 2002, at 2:00 p.m., Pacific Standard Time. At the Shareholder Meeting, we will ask you to vote on:
1.	A proposal to approve an Agreement and Plan of Reorganization between Wells Fargo Funds Trust and the SIFE Trust Fund providing for the transfer of the assets and liabilities of the SIFE Trust Fund in exchange for shares of the Wells Fargo SIFE Specialized Financial Services Fund, a newly created series of Wells Fargo Funds Trust.
2.	Any other business that properly comes before the meeting.

        Only shareholders of record at the close of business on November 2, 2001, will be entitled to receive this notice and to vote at the meeting or any adjournment thereof.
By Order of the Board of Trustees, Sam A. Marchese President and Trustee

November 15, 2001

Your vote is very important regardless of how many
shares you owned on the record date.
___________________

Shareholders are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of the SIFE Fund. Or you may vote by calling the toll-free telephone number printed on your proxy ballot. You also may vote by internet at www.proxyvote.com. If you have any questions about the proposed reorganization or this proxy statement, please call your SIFE Fund representatives at (800) 231-0356 or (925) 988-2400.

COMBINED PROXY STATEMENT/PROSPECTUS
November 15, 2001

SIFE TRUST FUND
100 North Wiget Lane
Walnut Creek, California 94598-2402
(800) 231-0356 or (925) 988-2400

WELLS FARGO FUNDS TRUST
P.O. Box 7066
San Francisco, California 94120-7066
(800) 552-9622

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

        The Board of Trustees of the SIFE Trust Fund has approved a plan to reorganize the SIFE Trust Fund into the newly created Wells Fargo SIFE Specialized Financial Services Fund, a newly created series of Wells Fargo Funds. We refer to this transaction as the Reorganization. Shareholder approval is needed to proceed with the Reorganization. We refer to the SIFE Trust Fund as the SIFE Fund and to the Wells Fargo SIFE Specialized Financial Services Fund as the Wells Fargo SIFE Fund. We refer to both of them together as the Funds.

        This document, which we refer to as the Proxy/Prospectus, is a combined proxy statement for the SIFE Fund and prospectus for the Wells Fargo SIFE Fund. This document contains the information that shareholders of the SIFE Fund should know before voting on the proposal to approve the Reorganization, and should be retained for future reference. The special shareholder meeting will be held on January 31, 2002. We are sending this document to you for your use in deciding whether to vote to approve the Reorganization. It is expected that this Proxy/Prospectus will be mailed to shareholders in late November 2001.

HOW WILL THE REORGANIZATION WORK?

        The Reorganization will involve three steps:
*

the transfer of the assets and liabilities of the SIFE Fund to the Wells Fargo SIFE Fund in exchange for shares of the Wells Fargo SIFE Fund of equivalent value to the net assets transferred;

*

the pro rata distribution of those Wells Fargo SIFE Fund shares to shareholders of record of the SIFE Fund as of the effective date of the Reorganization in full redemption of those shareholders’ shares in the SIFE Fund; and

*

the liquidation and termination of the SIFE Fund.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

WHAT WILL BE THE EFFECT OF THE REORGANIZATION?

        As a result of the Reorganization, each shareholder of the SIFE Fund would instead hold shares of a comparable Class of the Wells Fargo SIFE Fund having the same total value as the shares of the SIFE Fund held immediately before the Reorganization. The Wells Fargo SIFE Fund will have substantially similar investment objectives, policies and restrictions and will continue to concentrate its investments in securities issued by financial services companies. Although the Wells Fargo SIFE Fund will have a new advisor and sub-advisor, the SIFE Fund’s Chief Investment Officer and the lead portfolio manager, Michael J. Stead, has agreed to continue to manage the day-to-day investments of the Wells Fargo SIFE Fund as an employee of the new sub-advisor rather than as an employee of SIFE. If shareholders of the SIFE Fund do not approve the Reorganization, the SIFE Fund will continue operations and its Board of Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

        Yes, additional information about the Funds is available in the:
*

Prospectus and Statement of Additional Information for the SIFE Fund both dated April 30, 2001, as supplemented;

*

Annual and Semi-Annual Reports to shareholders of the SIFE Fund; and

*

Prospectus and Statement of Additional Information for the Wells Fargo SIFE Fund.

        These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

        The effective prospectuses and statements of additional information for the SIFE Fund and the Wells Fargo SIFE Fund, and the Management’s Discussion of Fund Performance included in the SIFE Fund’s December 31, 2000 Annual Report are incorporated by reference and are legally deemed to be a part of this document. There also is an Agreement and Plan of Reorganization between the SIFE Fund and Wells Fargo Funds that describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.
*

A prospectus for the Wells Fargo SIFE Fund whose shares you would own after the Reorganization accompanies this Proxy/Prospectus. The Wells Fargo SIFE Fund will be advised by Wells Fargo Funds Management, LLC, which we refer to as Funds Management, and sub-advised by Wells Capital Management Incorporated, which we refer to as Wells Capital. The prospectus for the SIFE Fund has been previously mailed to the shareholders of the SIFE Fund.

*

Because the Wells Fargo SIFE Fund is not yet an operating mutual fund, it does not have a current annual or semi-annual report. Upon completion of the Reorganization, however, the Wells Fargo SIFE Fund would assume the financial history and performance of the SIFE Fund. The most recent annual and semi-annual reports of the SIFE Fund have been previously mailed to shareholders.

        Copies of all of these documents are available upon request without charge by writing to or calling:

SIFE Trust Fund 100 Wiget Lane Walnut Creek, California 94598-2402 (800) 231-0356 or (925) 988-2400
Wells Fargo Funds P.O. Box 7066 San Francisco, California 94120-7066 (800) 222-8222

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room in Washington, D.C.
By Phone:	1-800-SEC-0330
By Mail:	Public Reference Section Securities and Exchange Commission 450 5th Street, N.W. Washington, DC 20549-6009 (duplicating fee required)
By Email:	publicinfo@sec.gov | (duplicating fee required)
By Internet:	www.sec.gov (Filed under Wells Fargo Funds Trust for the Wells Fargo SIFE Fund; and under SIFE Trust Fund for the SIFE Fund)

OTHER IMPORTANT THINGS TO NOTE:
*

An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

*

As with any mutual fund, including the SIFE Fund, you may lose money by investing in the Wells Fargo SIFE Fund.

TABLE OF CONTENTS

Page

Introduction

The Proposal: Approval of the Reorganization
Overview
Summary

Comparison of Current Fees and ExpensesComparison of Investment Objectives, Principal Investment Strategies
Common and Specific Risk Consideration
Comparison of Shareholder Services and Procedures
Comparison of Investment Advisors and Investment Advisory Fees
Comparison of Other Service Providers
Comparison of Business Structures

Terms of the Reorganization
Board Consideration of the Reorganization

Recommendation of the Board of Trustees
Consideration by the Board of Trustees

Performance
Material Federal Income Tax Consequences and Federal Income Tax Opinions
Fees and Expenses of the Reorganization
Information on Voting
Existing and Pro Forma Capitalization
Outstanding Shares
Interest of Certain Persons in the Transaction
Annual Meetings and Shareholder Meetings
Exhibit A-Fee Tables
Exhibit B-Comparison of Investment Policies

INTRODUCTION

        On August 24, 2001, Wells Fargo & Company entered into a definitive agreement for one of its direct or indirect wholly-owned subsidiaries to acquire SIFE, the advisor of the SIFE Fund. We refer to this transaction as the Acquisition. The Board of Trustees of the SIFE Fund called this special shareholder meeting to allow shareholders of the SIFE Fund to consider and vote on a proposal arising out of the Acquisition. The proposal concerns the proposed reorganization of the SIFE Fund into the Wells Fargo SIFE Fund, a newly created series of Wells Fargo Funds. We refer to this proposed transaction as the Reorganization.

THE PROPOSAL: APPROVAL OF THE REORGANIZATION

        The Board of Trustees of the SIFE Fund, including all of the independent trustees, meaning those trustees who are not "interested" persons of the SIFE Fund as defined under the federal securities laws, unanimously approved the Reorganization at a meeting held on August 29, 2001, subject to the approval of the SIFE Fund’s shareholders. The Board of Trustees also unanimously recommends that you vote FOR the proposal.

        At the meeting, the shareholders of the SIFE Fund will be asked to approve the proposed Reorganization. In the Reorganization, the SIFE Fund will transfer its assets to the Wells Fargo SIFE Fund, which will assume all of the liabilities of the SIFE Fund. Upon the transfer of assets, shares of the Wells Fargo SIFE Fund will be distributed to shareholders of the SIFE Fund. Any shares you own in the SIFE Fund at the time of the Reorganization will be cancelled and you will receive Class A, Class B or Class C shares of the Wells Fargo SIFE Fund having a value equal to the value of your shares of the SIFE Fund immediately prior to the Reorganization. All SIFE Fund shareholders will receive shares of a comparable Class of the Wells Fargo SIFE Fund as outlined in the table below.

Class Shares of the SIFE Fund (Before the Reorganization)	Class Shares of the Wells Fargo SIFE Fund (After the Reorganization)
Class A-I and Class A-II	Class A
Class B	Class B
Class C	Class C

        The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about February 22, 2002. After the Reorganization is completed, the SIFE Fund will be terminated. If shareholders do not approve the Reorganization, the SIFE Fund will continue operations, and the Board of Trustees will determine what further action is appropriate.

        The Wells Fargo SIFE Fund will be substantially similar to the SIFE Fund in terms of its investment objective, principal investment strategies and investment policies, however, there are some limited differences between the two Funds. For example, after the Reorganization, Funds Management will serve as the investment advisor, and Wells Capital as the investment sub-advisor, to the Wells Fargo SIFE Fund. Michael J. Stead, Chief Investment Officer and the lead portfolio manager for the SIFE Fund, has committed to continue to manage the Wells Fargo SIFE Fund, but after the Reorganization, he will perform those duties as an employee of Wells Capital. This Proxy/Prospectus describes the salient features of the proposed Reorganization, including the material differences between the two Funds.

OVERVIEW

        The Reorganization is designed to consolidate the SIFE Fund’s mutual fund operations into Wells Fargo Funds after the Acquisition. Funds Management currently operates a fund family consisting of over 70 mutual funds. Approval of the Reorganization will result in certain changes and benefits to the SIFE Fund shareholders. Listed below is an overview of some of the changes and benefits that should be considered in your evaluation of the proposal. This overview is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, you should read this entire document and the enclosed prospectus for the Wells Fargo SIFE Fund.
*	Michael J. Stead, the SIFE Fund’s current Chief Investment Officer and the lead portfolio manager has committed to continue to manage the Wells Fargo SIFE Fund as an employee of Wells Capital, the new sub-advisor. Mr. Stead will use substantially the same investment policies in managing the Wells Fargo SIFE Fund that he currently uses to manage the SIFE Fund. Currently, the SIFE Fund has three named portfolio managers, including Mr. Stead as Chief Investment Officer and the lead portfolio manager and two co-managers to assist him with research and trading. The change from three named portfolio managers to Mr. Stead as the sole named portfolio manager is not expected to materially change the operation of the Wells Fargo SIFE Fund because Mr. Stead has acted, and will continue to act, as the lead portfolio manager. In addition, Mr. Stead will have access to the significantly larger management infrastructure and support network of Funds Management and Wells Capital, including its investment personnel, analysts, and research and trading specialists, than the SIFE Fund currently has available.
*	The formal investment objective of the Wells Fargo SIFE Fund will be changed from that of the SIFE Fund to comply with new SEC regulations and to bring the objective into line with other mutual funds that invest in financial service companies. However, the investment objective, strategy and policies of the Wells Fargo SIFE Fund will be substantially similar to those of the SIFE Fund. Please remember the same portfolio manager will be managing your money.
*	You will be able to exchange your investment in the Wells Fargo SIFE Fund for the same class of shares of many of the more than 70 other Wells Fargo Funds with no additional sales charge.
*	Greater shareholder service capabilities of the Wells Fargo Funds, including 24-hour phone service and increased automated services.
*	Greater distribution capabilities of the Wells Fargo Funds that could enhance the viability of the Fund by potentially increasing subscriptions and reducing redemptions and spreading the costs of operating the Fund across a larger asset base.
*	Greater assistance to your financial counselor or sales professional with a substantially larger broker support team to better service your needs as a shareholder and to keep you better informed.
*	You will pay none of the expenses of the Reorganization.
*	The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.
*	The feature allowing the designation of beneficiaries for postmortem transfers, which potentially provides for probate avoidance (described on page 22 of SIFE Fund prospectus), will be maintained for existing SIFE Fund shareholders in the Wells Fargo SIFE Fund.
*	The annual expense ratio on Class A-I shares will increase by 0.10%, because of a new shareholder servicing fee that is expected to improve the scope and quality of services provided to those SIFE Fund shareholders. The annual expense ratio of Class A-II, Class B, and Class C shares will decrease by 0.15%.
*	The front-end sales charge for future purchases of Class A shares of less than $50,000 will be 5.75%, as contrasted with the current 5.00% front-end sales charge for such purchases of Class A-I, and Class A-II shares. However, the front-end sales charges for cumulative purchases over $50,000 (your current account balance is applied when computing cumulative purchases) will be less than they currently are for Class A-I and Class A-II shares. For a more complete comparison of the breakpoints, please see the chart on page 13. Please remember that Rights of Accumulation may make you eligible for lower sales charges, and that, unlike the SIFE Fund, the Wells Fargo Funds permit purchasers to combine the value of their investments in Class A, Class B and Class C shares of any of the Wells Fargo Funds to count towards reaching breakpoint levels. Class C shares will no longer be subject to a one percent front-end sales charge.

        The Board of Trustees of the SIFE Fund has concluded that participation in the proposed Reorganization is in the best interests of the SIFE Fund and its shareholders. The Board of Trustees of the SIFE Fund also concluded that the economic interests of the shareholders of the SIFE Fund would not be diluted as a result of the Reorganization since the number of shares of the Wells Fargo SIFE Fund to be issued to shareholders of the SIFE Fund will be calculated based on the net asset value of the SIFE Fund. For a more complete discussion of all of the factors considered by the SIFE Fund’s Board of Trustees in approving the Reorganization, see "Board Consideration of the Reorganization" at pages [____].

SUMMARY

        The following summary highlights differences between the SIFE Fund and the Wells Fargo SIFE Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed prospectus for the Wells Fargo SIFE Fund.

Comparison of Current Fees and Expenses

        As shown in the following chart, in every case, except the Class A-I shares of the SIFE Fund, the acquiring Class of the Wells Fargo SIFE Fund has total operating expense ratios that are lower than those of the corresponding share classes of the SIFE Fund, after waivers and reimbursements. In every case, except the Class A-I shares of the SIFE Fund, the acquiring Class of the Wells Fargo SIFE Fund also has total operating expense ratios that are identical to those of the corresponding share classes of the SIFE Fund, before waivers and reimbursements. The higher gross and net operating expense ratios for the Class A shares of the Wells Fargo SIFE Fund, as compared to the Class A-I shares of the SIFE Fund, are due to a shareholder servicing fee of 0.25% that is charged to the Class A shares of most Wells Fargo Funds and is expected to improve the scope and quality of services provided to those SIFE Fund shareholders. The Reorganization is not expected to affect the fees of the Wells Fargo SIFE Fund, and thus no pro forma column is included in the chart below.
SIFE Fund Share Class	Total Operating Expenses Before/After Waivers and Reimbursements	Wells Fargo SIFE Fund Share Class	Total Operating Expenses Before/After Waivers and Reimbursements
Class A-I	1.25%/1.25%	Class A	1.50%/1.35%
Class A-II	1.50%/1.50%	Class A	1.50%/1.35%
Class B	2.25%/2.25%	Class B	2.25%/2.10%
Class C	2.25%/2.25%	Class C	2.25%/2.10%

        Funds Management is obligated to maintain the net operating expense ratio for the Wells Fargo SIFE Fund for a minimum of two years from commencement of operations of the Fund. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratio of the Wells Fargo SIFE Fund may be increased only with the approval of the Wells Fargo Funds’ Board of Trustees. See Exhibit A for a breakdown of the specific fees charged to each Class of the SIFE Fund and the corresponding Class of the Wells Fargo SIFE Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and Policies

        The Wells Fargo SIFE Fund will have substantially similar investment objectives, principal strategies and investment policies to those of the SIFE Fund. However, as noted in the table below, there are certain differences between the formal investment objective and principal strategy of the Wells Fargo SIFE Fund and that of the SIFE Fund. These differences between the formal objectives and strategies of the two Funds are not expected to materially change the portfolio composition or investment approach of the Wells Fargo SIFE Fund. Additionally, there are differences between certain investment policies of the Wells Fargo SIFE Fund and those of the SIFE Fund. The following chart compares the investment objectives and principal investment strategies of the SIFE Fund and the Wells Fargo SIFE Fund, and describes the key formal differences between the Funds.

        The SIFE Fund’s investment objective is "fundamental," which means that the Board of Trustees cannot change it without shareholder approval. The Wells Fargo SIFE Fund’s investment objective is classified as non-fundamental, which means that the Wells Fargo Funds’ Board of Trustees can change it without shareholder approval. The Wells Fargo Funds believe that this approach allows the Wells Fargo Funds’ Board of Trustees to better respond to changing market conditions and potentially to save the Wells Fargo Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

        Generally, the Wells Fargo Funds’ fundamental investment policies, particularly with respect to the ability to borrow money and make loans, are slightly less restrictive than the SIFE Fund’s policies because they were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager’s discretion, and to conforming the investment polices of the Wells Fargo SIFE Fund to the flexibility currently allowed by federal and state law. In addition, for the Wells Fargo Funds family, the list of fundamental policies is consistent across all funds in the respective family (with limited exceptions), which greatly facilitates compliance and monitoring activities.

        The following chart compares the investment objectives and principal investment strategies of the SIFE Fund and the Wells Fargo SIFE Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds’ investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about each Fund’s investment objective, principal investment strategies and investment policies in its prospectus and SAI.

Fund Name	Objective	Principal Strategy	KEY DIFFERENCES
Wells Fargo SIFE Fund	Seeks long-term capital appreciation.	The Fund invests at least 80% of its assets in equity securities of financial services companies (such as financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies and consumer and industrial finance companies). The Fund focuses on companies that have capital growth potential because of favorable overall business prospects, demand for new products and services, undervalued assets and/or earnings potential and favorable operating ratios, including default risk, credit quality and interest rate spreads.	*Both Funds seek capital appreciation as an investment objective, although the SIFE Fund also seeks capital conservation. This difference in the formal objectives is also reflected in the SIFE Fund’s investment policy of selecting securities of companies, in part, based upon their stable dividend history and meeting a minimum asset size, whereas the Wells Fargo SIFE Fund will not expressly follow a similar policy. These differences between the Funds’ formal objectives and principal strategies are not expected to materially change the portfolio composition or investment approach of the Wells Fargo SIFE Fund because many of the financial service companies, including many bank holding companies, that the Wells Fargo SIFE Fund would invest in are more established, dividend-paying companies that generally would meet the SIFE Fund’s express criteria, regarding dividend history and minimum asset size.
*The Wells Fargo SIFE Fund will have a formal policy of investing at least 80% of its assets in the equity securities of financial services companies, while the SIFE Fund’s formal policy is to invest not less than 30% of its assets in such companies. This discrepancy in the formal policy of the two Funds is dictated, in part, by the need to comply with an SEC rule regarding names of mutual funds that the SIFE Fund would have to address if the Reorganization did not occur. More importantly, this difference is not expected to materially change the portfolio composition of the Wells Fargo SIFE Fund because the SIFE Fund has generally invested over 80% of its assets in the equity securities of financial service companies since 1991.
*Under the federal securities laws, the Wells Fargo SIFE Fund will not be able to purchase securities issued by Wells Fargo & Company, and will be required to sell the Wells Fargo & Company stock it receives in the Reorganization over time.
SIFE Fund
	Seeks to conserve capital and provide capital growth consistent with prudent investment management practices by concentrating not less than 30% of its assets in the stocks of institutions in the financial industry.	The Fund invests in securities of financial institutions (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) as well as a diverse portfolio of enterprises regarded by the SIFE Fund as having stable earnings growth. In choosing companies the SIFE Fund generally looks to the same factors suggesting capital growth potential as will the Wells Fargo SIFE Fund. In addition, with respect to 80% of its portfolio, the Fund invests in companies that also: (i) have been in existence for 5 years; (ii) paid dividends in each of the last 5 years; and (iii) have assets of more than $7,000,000.

Common and Specific Risk Considerations

        Because of the similarities in investment objectives and policies, the SIFE Fund and the Wells Fargo SIFE Fund are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with the SIFE Fund and the Wells Fargo SIFE Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the SIFE Fund or the Wells Fargo SIFE Fund.

        Equity Securities. Both Funds invest in equity securities and are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stock and certain individual stocks selected for the respective portfolios of the Funds may underperform or decline in value more than the overall market. Both Funds may invest in foreign companies through American Depository Receipts. Funds that invest in foreign companies are subject to additional risks, including regulatory and currency exchange risks, and less liquidity and greater price volatility.

        Fund-Specific Risks. Both Funds concentrate their investments in the financial services sector, which include financial services holding companies, bank holding companies, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies. Because of their focus in the financial services sector, each Fund will be more susceptible than more diversified funds to market and other conditions affecting this single group of industries. Financial services companies may be more greatly affected by changing interest rates and/or economic conditions than the overall stock markets. Certain financial services companies are subject to greater regulation than other industries in the overall stock markets. For example, industries like banking, securities, and insurance are subject to special regulatory schemes not shared by other industries. Additionally, tighter government regulation of certain financial services companies in which each Fund invests may adversely affect that Fund by preventing such investments from realizing their growth potential. The increased sensitivity of each Fund’s holdings, and therefore that Fund’s net asset value, to factors affecting the financial services sector may make the Fund more suitable for long-term investors.

        Both Funds are primarily subject to equity risks and risks from concentrating in the financial services sector, as described above. Although the Wells Fargo SIFE Fund has a higher minimum percentage of its portfolio (80%) that must be invested in financial services companies as compared with the SIFE Fund (30%), this does not affect the comparative risk characteristics of the Funds because the SIFE Fund traditionally has invested over 80% of its assets in such companies. In addition, to the extent that the SIFE Fund selects 80% of its securities, in part, based on the company’s dividend income history, minimum size, and minimum years of operation, it was more restricted in the types of capital growth securities it could select than the Wells Fargo SIFE Fund. Overall, however, capital growth securities tend to be more volatile than those selected for their income or capital conservation potential. Please remember, however, that because the differences between the Funds’ investment objectives and strategies are not expected to materially change either the portfolio composition or investment approach of the Wells Fargo SIFE Fund, the risk characteristics of investing in the Wells Fargo SIFE Fund likewise are not expected to be materially changed.

Comparison of Shareholder Services and Procedures

The SIFE Fund and the Wells Fargo Funds have similar shareholder services and procedures. Currently, the SIFE Fund offers three retail classes of shares, Class A-II, Class B and Class C, and one class of shares, Class A-I, that is limited to certain SIFE employees and registered representatives, bank trust officers and/or employee benefit plans. The Wells Fargo SIFE Fund will offer three retail classes of shares, Class A, Class B and Class C. Because the Wells Fargo Funds has adopted a shareholder servicing plan for the Class A shares of the Wells Fargo SIFE Fund, Class A shareholders and their representatives will have a wider array of services available to them than are currently available to Class A-I shareholders of the SIFE Fund.

Similar to Class A of the Wells Fargo SIFE Fund, the SIFE Fund’s Class A-I and Class A-II shares have a front-end load. As summarized in the chart below, for any future purchases, Class A shares of the Wells Fargo SIFE Fund will have a higher maximum front-end sales charge of 5.75% at the first breakpoint level, but lower sales charges in purchases over $50,000. Also, unlike the SIFE Fund, the Wells Fargo Funds permit purchasers to combine the current value of their investments in Class A, Class B and Class C shares across all Wells Fargo Funds to reach breakpoint levels to qualify for the reduced sales load in subsequent purchases of Class A shares.

Front-End Sales Charge as % of Public Offering Price
SIFE Fund	Wells Fargo SIFE Fund
0-$99,999 5.00%	0-$50,000 5.75% $50,000-$99,999 4.75%
$100,000-$249,000 4.00%	$100,000-$249,000 3.75%
$250,000-$499,999 3.00%	$250,000-$499,999 2.75%
$500,000-$999,999 2.50%	$500,000-$999,999 2.00%
>$1,000,000 None	>$1,000,000 None

        Similar to the Class B shares of the Wells Fargo SIFE Fund, the SIFE Fund’s Class B shares have the same maximum contingent deferred sales charge ("CDSC") and have a CDSC schedule that reduces to zero after 6 years. However, Class B shares of the Wells Fargo SIFE Fund automatically convert to Class A shares after 7 years whereas Class B shares of the SIFE Fund automatically convert to Class A-II shares after 6 years. Shareholders of Class B shares of the SIFE Fund will continue to benefit from the 6-year CDSC schedule of the SIFE Fund after the Reorganization with respect to those Class B shares of the Wells Fargo SIFE Fund acquired in the Reorganization (i.e., those Class B shares will continue to automatically convert to Class A shares after 6 years instead of 7 years). For additional information about sales charges, fees, breakpoints and rights of accumulation, please see the Fee Tables in Exhibit A and the prospectuses for the SIFE Fund and the Wells Fargo SIFE Fund.

        The SIFE Fund has adopted a distribution plan that allows the Fund to pay for distribution activities related to the sale and distribution of its Class A-II shares. The SIFE Fund also has adopted a distribution plan and shareholder servicing plan that allows the SIFE Fund to pay for distribution and service fees for the sale and distribution of its Class B and Class C shares. Similarly, the Wells Fargo SIFE Fund has adopted a distribution plan and a shareholder servicing plan that will permit the Wells Fargo SIFE Fund to pay for distribution and service fees for the sale and distribution of its Class B and Class C shares, and for shareholder service fees for its Class A, Class B and Class C shares. For the precise amount of the distribution and shareholder service fees for the SIFE Fund and the Wells Fargo SIFE Fund, please see the Fee Tables in Exhibit A.

            The SIFE Fund and Wells Fargo Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The Wells Fargo Funds generally permit exchanges between like share classes of all of its funds without additional sales charges. The SIFE Fund permits exchanges between it and one unaffiliated money market fund. However, because Wells Fargo Funds currently offers over 70 retail Funds, shareholders of the Wells Fargo SIFE Fund will have a much greater choice in the exchange opportunities open to them. For both Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the SIFE Fund and the Wells Fargo Funds also permit systematic purchase and withdrawal plans from their respective Funds, and the Wells Fargo Funds also generally permits a systematic exchange program. If you have a systematic withdrawal or purchase plan in effect for the SIFE Fund, it will automatically be carried over to the Wells Fargo SIFE Fund.

        The SIFE Fund also permitted, consistent with state and federal law, an account holder to designate a beneficiary for the account potentially providing for postmortem transfers outside of the probate process. The Wells Fargo SIFE Fund will carry on this benefit for SIFE Fund shareholders who obtain shares as a result of the Reorganization.

        Both Funds distribute capital gains, if any, to shareholders at least annually, and declare and pay distributions of net investment income quarterly. Both Funds offer a choice between automatically reinvesting dividends in additional shares and receiving them by check.

Comparison of Investment Advisors and Investment Advisory Fees

        SIFE, a California corporation, is currently the investment advisor for the SIFE Fund. Founded in 1960, SIFE has managed the SIFE Fund since 1962. SIFE’s portfolio management team consists of Michael J. Stead, Scott L. Edgar and Laurie E. Buntain. Mr. Stead is the Chief Investment Officer and has been the lead portfolio manager of the SIFE Fund since May 1995, and has been assisted by Mr. Edgar and Ms. Buntain. Prior to joining SIFE, Mr. Stead was employed by Bank of America as the Senior Credit Officer for the Global Markets Division. Mr. Edgar is the Director of Research and has been with SIFE since 1993. Prior to joining SIFE, Mr. Edgar worked for Santa Barbara Asset Management as the Director of Research. Ms. Buntain is the Head Analyst and Trader and has been with SIFE since 1995. Prior to joining SIFE, she spent eight years working as a research analyst for various securities firm.

        Upon the completion of the Reorganization, Funds Management will serve as the investment advisor to the Wells Fargo SIFE Fund, with Wells Capital serving as its sub-advisor. Mr. Stead has committed to continue to serve as the portfolio manager of the Wells Fargo SIFE Fund as an employee of Wells Capital. This change from three named portfolio managers to Mr. Stead as the sole named portfolio manager of the Wells Fargo SIFE Fund is not expected to materially affect the operation of the Fund because Mr. Stead has operated as Chief Investment Officer and the lead portfolio manager for the SIFE Fund and will continue to act in this capacity for the Wells Fargo SIFE Fund. In addition, Mr. Stead will have access to the significantly larger investment management infrastructure and support network of Funds Management and Wells Capital, and will have greater resources to draw from with the added breadth, depth and varied expertise of their investment management personnel, analysts, and research and trading specialists, than is currently available to the SIFE Fund. Finally, Wells Capital may hire one of the SIFE Fund’s current co-managers to continue to support Mr. Stead in the management of the Wells Fargo SIFE Fund by providing research services as an employee of Wells Capital, but not as a named portfolio manager. Wells Capital, however, has the necessary investment management personnel, analysts, research and trading specialists to support Mr. Stead regardless of whether either of the current co-managers is eventually hired.

        Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Funds Management, as the advisor, will be responsible for developing the investment policies and guidelines for the Wells Fargo SIFE Fund, and for supervising the sub-advisor, which is responsible for the day-to-day management of the Fund. As of June 30, 2001, Funds Management and its affiliates managed over $164 billion in assets.

        The chart below highlights the annual rate of investment advisory fees payable by the two Funds as a percentage of average daily net assets. The advisory fee for the SIFE Fund is an all inclusive fee in return for which SIFE is obligated to provide advisory services and assume all other expenses of the SIFE Fund other than shareholder servicing and distribution fees. Although the advisory fee for the Wells Fargo SIFE Fund is not an all inclusive fee, Funds Management is contractually obligated to maintain the net operating expense ratio for the Fund for two years.

Fund	Advisory Fee (Contractual)
SIFE Fund	1.25%
Wells Fargo SIFE Fund	0.95%

        Wells Capital, a wholly-owned subsidiary of Wells Fargo Bank and an affiliate of Funds Management, will be the sub-advisor for the Wells Fargo SIFE Fund. In this capacity, it will be responsible for the day-to-day investment management activities of the Wells Fargo SIFE Fund. Wells Capital provides advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals. As of June 30, 2001, Wells Capital provided advisory services for over $92 billion in assets. Wells Capital will be compensated for its services by Funds Management from the advisory fees Funds Management will receive from the Wells Fargo SIFE Fund.

Comparison of Other Service Providers

        The following is a list of principal service providers for the SIFE Fund and the Wells Fargo SIFE Fund:
Principal Service Providers
Service	SIFE Fund	Wells Fargo SIFE Fund
Advisor	SIFE 100 North Wiget Lane Walnut Creek, California 94598-2402	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, California 94105
Sub-Advisor	None	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Distributor	SIFE	Stephens Inc. 111 Center Street Little Rock, Arkansas 72201
Administrator	SIFE	Wells Fargo Funds Management, LLC
Custodian & Fund Accountant	State Street Bank & Trust Company	State Street Bank & Trust Company
Transfer and Dividend Disbursing Agent	Boston Financial Data Services, LLC	Boston Financial Data Services, LLC
Independent Auditors	Deloitte & Touche LLP	KPMG LLP

Comparison of Business Structures

        Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund’s existence and operation. State law and each Fund’s governing documents create additional operating rules and restrictions that funds must follow. The SIFE Fund is a Delaware business trust whose operations are governed by its Agreement and Declaration of Trust and By-laws and applicable Delaware law. Wells Fargo Funds is also a Delaware business trust whose operations are governed by its Amended and Restated Declaration of Trust and applicable Delaware law. Under Delaware law, a business trust is governed by its Board of Trustees. The composition of the Board of Trustees of Wells Fargo Funds is different from that of the SIFE Fund, both in terms of membership and size. See the respective Statements of Additional Information of the SIFE Fund and the Wells Fargo SIFE Fund for more information on their respective Boards of Trustees.

        Under Delaware law, shareholders have the right to vote on matters as specified in the Declaration of Trust and/or By-laws. The Wells Fargo Funds’ Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, Wells Fargo Funds’ shareholders may have more limited voting rights than shareholders of the SIFE Fund. For example, under the SIFE Declaration of Trust, to approve a reorganization, a majority of the outstanding shares of the SIFE Fund must vote in favor of any reorganization. Under the Wells Fargo Funds’ Declaration of Trust, shareholders are entitled to vote on reorganizations only if required under the federal securities laws, and if so required, a majority of the shares present or participating at a meeting are sufficient to approve a reorganization, provided that a quorum (one-third of the outstanding shares) is present at the meeting. Also, the Wells Fargo Funds’ Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. SIFE Fund’s Declaration of Trust similarly permits the Board of Trustees to amend it without shareholder approval unless applicable law requires such approval or the amendment would materially adversely affect the rights and preferences of any class. Accordingly, SIFE Fund shareholder’s voting rights may be diminished under the Wells Fargo Funds’ Declaration of Trust.

Terms of the Reorganization

        At the effective time of the Reorganization, the Wells Fargo SIFE Fund will acquire all of the assets and assume all of the liabilities of the SIFE Fund shown in the table below in exchange for shares of the corresponding class of the Wells Fargo SIFE Fund.

Class Shares of the SIFE Fund (Before the Reorganization)	Class Shares of the Wells Fargo SIFE Fund (After the Reorganization)
Class A-I and Class A-II	Class A
Class B	Class B
Class C	Class C

        The Wells Fargo SIFE Fund will issue to the SIFE Fund the number of Class A, B and C shares determined by dividing the value of the net assets of the respective SIFE Fund Class by the net asset value of one share of the corresponding Wells Fargo SIFE Fund Class. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and the method of determining the net value of each Fund’s assets. The net asset value of the Funds will be calculated at the close of business on the business day immediately before the closing of the Reorganization substantially in accordance with the SIFE Fund’s valuation procedures described in its prospectus and statement of additional information.

        The SIFE Fund will then distribute the Class A, B and C Wells Fargo SIFE Fund Shares it receives pro rata to each remaining shareholder of the SIFE Fund. This distribution of the Wells Fargo SIFE Fund Shares to the SIFE Fund’s shareholders will be accomplished by the establishment of accounts on the Wells Fargo SIFE Fund’s share records in the names of those remaining shareholders, representing the respective pro rata number of Wells Fargo SIFE Fund Shares deliverable to them. The SIFE Fund will then redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

        Completion of the Reorganization is subject to approval by the shareholders of the SIFE Fund, and to certain other customary conditions. The Reorganization may be abandoned at any time before the Effective Date by a majority of the Board of Trustees of the SIFE Fund or the Wells Fargo Funds. An important condition to closing is that the Funds receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for federal income tax purposes. As such, the Reorganization will not be taxable for federal income tax purposes to the SIFE Fund, the Wells Fargo SIFE Fund or the SIFE Fund’s shareholders. Other material conditions include the receipt of legal opinions regarding the Funds and the Reorganization, and the receipt of the necessary documents to transfer the assets and liabilities of the SIFE Fund to the Wells Fargo SIFE Fund, and to transfer the Wells Fargo SIFE Fund shares back to the SIFE Fund in return.

BOARD CONSIDERATION OF THE REORGANIZATION

Recommendation of the Board of Trustees

        In response to the circumstances and facts described above, the Board of Trustees of the SIFE Fund, after due consideration, has unanimously approved the proposed Reorganization, subject to approval by SIFE Fund shareholders. The Board of Trustees, after reviewing the terms of the proposed Reorganization, concluded that the proposed Reorganization is in the best interests of the shareholders of the SIFE Fund. The Board of Trustees also unanimously recommends that shareholders vote FOR the proposal.

Consideration by the Board of Trustees

        The transaction contemplated by the Reorganization was presented to the Board of Trustees of the SIFE Fund for consideration at several meetings in June, July and August. At a special meeting held on August 29, 2001, the Board of Trustees, including all of the independent Trustees, voted unanimously to approve the proposed Reorganization. The Board of Trustees concluded that the Proposal set forth in this Proxy/Prospectus is in the best interests of the SIFE Fund and its shareholders and would not result in the dilution of shareholders’ interests.

        In determining whether to recommend approval of the Reorganization to shareholders of the SIFE Fund, the Board of Trustees (including the independent Trustees), made an inquiry into a number of matters and considered the following factors, among others:
(i)	the anticipated effect of the Reorganization on per-share expenses and costs of the SIFE Fund;
(ii)	the expense ratios and available information regarding the fees and expenses of the SIFE Fund and the Wells Fargo SIFE Fund;
(iii)	the anticipated benefits of economies of scale for the SIFE Fund and benefits to its shareholders of promoting more efficient operations and enabling greater diversification of investments;
(iv)	the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;
(v)	the past changes in asset levels and the past performance of the SIFE Fund, and the potential benefits to SIFE Fund shareholders emanating from the SIFE Fund’s access to the larger distribution network and capabilities of the Wells Fargo Funds;
(vi)	the future prospects of the SIFE Fund if the proposed Reorganization were or were not effected;
(vii)	the compatibility of the investment objectives, policies and restrictions of the SIFE Fund and the Wells Fargo SIFE Fund;
(viii)	the service features and investment options available to shareholders of the SIFE Fund and the Wells Fargo SIFE Fund;
(ix)	the reputation, financial strength and resources of Wells Fargo Funds, Funds Management’s expressed plans for the SIFE Fund after the proposed Reorganization, and Funds Management’s ability and willingness to maintain existing insurance and indemnification protections for the SIFE Fund and its Trustees;
(x)	that the expense of the Reorganization will not be borne by SIFE Fund shareholders;
(xi)	the tax consequences of the Reorganization; and
(xii)	the possible alternatives to the Reorganization.

        In reaching the decision to approve the Reorganization and to recommend that the shareholders of the SIFE Fund vote to approve the Reorganization, the Board of Trustees, including the independent Trustees, unanimously concluded that the participation of the SIFE Fund in the Reorganization is in the best interests of the SIFE Fund’s shareholders and would not result in the dilution of such shareholders’ interests. Their conclusion was based on a number of factors, including the following:
*	Greater product array and enhanced range of investment options.

        Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, Wells Fargo Funds is expected to have over 70 funds, including equity funds, asset allocation funds, tax-free funds, income funds and money market funds. The SIFE Fund is currently a single fund that provides its shareholders with the ability only to exchange to an unaffiliated money market fund. This broad range of investment options will permit an investor in Wells Fargo Funds to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges of the same class of shares between Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, the SIFE Fund shareholders will have increased investment options and greater flexibility to change investments through exchanges. Such exchanges generally will be taxable to you.
*	Wells Fargo Funds shareholder service capabilities.

        With over $71 billion in assets under management, as of July 31, 2001, Wells Fargo Funds is one of the nation’s largest fund families. In addition, the scale and financial resources of Funds Management allow Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a top-rated telephone service operation (for both shareholders and their financial intermediaries), increased automated services, and internet services. Further, Funds Management provides convenient branch locations and access to other financial products and services. These additional shareholder services will be available to SIFE Fund shareholders if the Reorganization is approved.
*	Improved operating efficiencies.

        Wells Fargo Funds have the potential to operate more efficiently than the SIFE Fund by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of trustee expenses) as a percentage of fund assets.
*	Portfolio management.

        Michael J. Stead, who has been Chief Investment Officer and the lead portfolio manager of the SIFE Fund since 1995, has committed to continue to be responsible for the day-to-day investment management of the Wells Fargo SIFE Fund following the consummation of the Reorganization, which the Trustees believe to be important to SIFE Fund’s existing shareholders. Mr. Stead has signed a two-year contract with Wells Capital. Currently, the SIFE Fund has three named portfolio managers, including Mr. Stead as Chief Investment Officer and the lead portfolio manager and two co-managers to assist him with research and trading. This change from three named portfolio managers to Mr. Stead as the sole named portfolio manager is not expected to materially affect the operation of the Wells Fargo SIFE Fund because Mr. Stead has operated, and will continue to operate, as the lead portfolio manager. In addition, Mr. Stead will have access to the significantly larger investment management infrastructure and support network of Funds Management and Wells Capital, including its investment personnel, analysts, and research and trading specialists, than the SIFE Fund currently has available. Finally, Wells Capital may hire one of the SIFE Fund’s current co-managers to continue to support Mr. Stead in the management of the Wells Fargo SIFE Fund by providing research services as an employee of Wells Capital, but not as a named portfolio manager. Wells Capital, however, has the necessary investment management personnel, analysts, and research and trading specialists to support Mr. Stead regardless of whether either of the current co-managers of the SIFE Fund is eventually hired.
*	Expense ratios and expense caps.

        Funds Management has agreed to waive fees payable to it and/or reimburse the Wells Fargo SIFE Fund for expenses in excess of fixed expenses caps and to maintain those expenses caps for at least two years after the Wells Fargo SIFE Fund commences operations. These expense caps will maintain the total annual operating expenses of current Class A-II, Class B and Class C SIFE Fund shareholders below the current operating expense levels of the SIFE Fund. The total operating expense levels of the current Class A-I shareholders will increase slightly under the proposed expenses cap, but are consistent with current industry averages. The higher gross and net operating expense ratios for the Class A shares of the Wells Fargo SIFE Fund, as compared with the Class A-I shares of the SIFE Fund, are due to a shareholder servicing fee of 0.25% that is charged to the Class A shares of most Wells Fargo Funds and is expected to improve the scope and quality of services provided to those SIFE Fund shareholders. The Board of Trustees believes that the slight increase in fees is reasonable given the expected increased level of shareholder services available to SIFE Fund shareholders.

*	Compatible objective and investment strategy.

        As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," although the investment objectives and principal strategies are phrased somewhat differently, the SIFE Fund and Wells Fargo SIFE Fund have substantially similar investment objectives and principal investment strategies. As discussed earlier, two of the three identified key differences between the Funds are not expected to substantially change the portfolio composition of the Wells Fargo SIFE Fund. Further, the continuation of Mr. Stead as the portfolio manager should maintain a consistent investment strategy between the two Funds. Funds Management also has advised the Board of Trustees that in its view the investment objective, strategy and policies of the Wells Fargo SIFE Fund will be substantially similar to those of the SIFE Fund. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective or principal strategies of the Wells Fargo SIFE Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder’s interest.

        The Board of Trustees, however, did consider that, under the federal securities laws, the Wells Fargo SIFE Fund would not be able to purchase securities issued by Wells Fargo & Company, and would have to sell the position that it receives from the SIFE Fund in the Reorganization before the portfolio manager might otherwise choose to do so, resulting in potential capital gains distributions to shareholders. Please see the discussion in "Material Federal Income Tax Consequences and Federal Tax Opinions".

Performance

        The Wells Fargo SIFE Fund is not currently an operating fund and will commence operations only after the Reorganization. At the closing of the Reorganization, the Wells Fargo SIFE Fund will assume the financial history and performance of the SIFE Fund. The performance of the SIFE Fund is contained in the SIFE Fund prospectus and most recent annual and semi-annual reports that have been previously mailed to shareholders.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

        The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to SIFE Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. The tax treatment to a SIFE Fund shareholder may vary depending upon his or her particular situation.

        Neither the SIFE Fund nor the Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. SIFE Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to the SIFE Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

        As a condition to the closing of the Reorganization, the SIFE Fund and Wells Fargo Funds must receive an opinion of Morrison & Foerster, LLP, counsel to the Wells Fargo Funds, substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to the SIFE Fund and the Wells Fargo SIFE Fund will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that the SIFE Fund and the Wells Fargo SIFE Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and the Funds are so treated:
*	Neither the SIFE Fund nor the Wells Fargo SIFE Fund will recognize any gain or loss as a result of the Reorganization.
*	A SIFE Fund shareholder will not recognize any gain or loss as a result of the receipt of Wells Fargo SIFE Fund shares in exchange for such shareholder’s SIFE Fund shares pursuant to the Reorganization.
*	A SIFE Fund’s aggregate tax basis in Wells Fargo SIFE Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in SIFE Fund shares held immediately before the Reorganization.
*	A SIFE Fund shareholder’s holding period for the Wells Fargo SIFE Fund shares received pursuant to the Reorganization will include the period during which the SIFE Fund shares have been held.

        The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the SIFE Fund and the Wells Fargo SIFE Fund, including representations in certificates to be delivered by the management of the SIFE Fund and Wells Fargo SIFE Fund, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

        Regardless of whether the acquisition of the assets and liabilities of the SIFE Fund by the Wells Fargo SIFE Fund qualifies as a tax-free reorganization as described above, the sale of securities by the SIFE Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to the SIFE Funds’ shareholders. The SIFE Fund currently holds a position in Wells Fargo & Company common stock that has significant unrealized capital gains. Under the federal securities laws, including SEC rules and interpretations, the Wells Fargo SIFE Fund could be viewed as prohibited from holding securities of the parent company of its investment advisor that it acquires through the Reorganization. The Wells Fargo SIFE Fund has filed an exemptive application to enable it to divest this position over time, however, if the SEC does not grant this request, it may be necessary for the SIFE Fund to sell its entire position in Wells Fargo & Company stock prior to the closing of the Reorganization, which could generate taxable income to the SIFE Fund and the need to distribute such taxable income to shareholders. In any event, Funds Management expects that it will be compelled to dispose of this holding over time, leading to capital gains distributions to shareholders that otherwise could be deferred if this position could continue to be held by the Wells Fargo SIFE Fund.

        Since its formation, the SIFE Fund and the Wells Fargo SIFE Fund believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the SIFE Fund and the Wells Fargo SIFE Fund believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

        All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Funds Management or SIFE. Shareholders of the SIFE Fund or the Wells Fargo SIFE Fund will not pay any expenses associated with the Reorganization.

Information on Voting

        This Proxy/Prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the Target Funds, which we refer to as the Meeting. The Meeting will be held at the San Ramon Marriott Hotel, 2600 Bishop Road, Ballrooms D and E, San Ramon, California 94583 on January 31, 2002, at 2:00 p.m., Pacific Standard Time.

You may vote in one of three ways.

*	Complete and sign the enclosed proxy care and mail it to us in the enclosed prepaid return envelope (if mailed in the United States;
*	Vote on the Internet at www.proxyvote.com (follow the instructions provided); or
*	call the toll-free number printed on your ballot.

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

        You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to SIFE Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

        Only shareholders of record on November 2, 2001 are entitled to notice of and to vote at the Meeting. Each whole or fractional share of the SIFE Fund is entitled to one vote or corresponding fraction for each dollar of net asset value at the meeting. The presence in person or by proxy of one-third of the Voting Interests entitled to vote present in person or by proxy shall constitute a quorum. Voting Interests are the number of SIFE Fund shares outstanding times net asset value per share where the four classes are voting in the aggregate. Approval of the Reorganization requires the affirmative vote of a majority of the Voting Interests of the SIFE Fund.

        The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

*	votes cast "FOR" approval of the proposal to determine whether sufficient affirmative votes have been cast;
*	abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

        Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority. Approval of the Reorganization will occur only if a sufficient number of votes are cast FOR that proposal. Abstentions and broker non-votes do not constitute a vote "for" and effectively result in a vote "against."

        The shareholders’ meeting may be adjourned from time to time by a majority of the voting interests properly cast upon the question of adjourning the shareholders’ meeting to another date and time, whether or not a quorum is present, and the shareholder meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than sixty (60) days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the SIFE Fund will give notice of the adjourned meeting to the shareholders.

        The Board of Trustees knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

        In addition to the solicitation of proxies by mail or expedited delivery service, Funds Management and SIFE and their employees and agents and their affiliates may solicit proxies by telephone. Funds Management and SIFE will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. SIFE and Funds Management have engaged the proxy solicitation firm of D.F. King which, for its solicitation services, will receive a fee from Funds Management and SIFE estimated at $3,000, and out of pocket expenses estimated at $46,175. Neither the SIFE Fund nor the Wells Fargo SIFE Fund will pay any of the costs associated with the preparation of this Proxy/Prospectus or the solicitation of proxies.

Existing and Pro Forma Capitalization

        The following table sets forth as of June 30, 2001; (i) the capitalization of the SIFE Fund; (ii) the current capitalization of the Wells Fargo SIFE Fund; and (iii) the pro forma capitalization of the Wells Fargo SIFE Fund, adjusted to give effect to the proposed Reorganization.

Sife Fund/ Wells Fargo SIFE Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Sife Fund Class A-I Class A-II Class B Class C	$782,716,827	106,205,153 22,083,931 4,555,639 382,044	$5.87 $5.88 $5.86| $5.85
Wells Fargo SIFE Fund Class A Class B Class C	$0	0 0 0	0 0 0
Pro Forma Wells Fargo SIFE Fund Class A Class B Class C	$782,716,827	128,326,706 4,555,639 382,044	$5.87 $5.86 $5.85

Outstanding Shares

        As of the November 2, 2001, the SIFE Fund had 130,062,643 shares outstanding, and the Wells Fargo SIFE Fund had no shares outstanding.

Interest of Certain Persons in the Transaction

        As of November 2, 2001, to the knowledge of the SIFE Fund, no shareholders of record owned more than five percent of the outstanding Class A-I, A-II, B or C shares of the SIFE Fund.

        The officers and Trustees of the SIFE Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of the SIFE Fund as of the Record Date. The officers, directors and employees of SIFE, as a group, owned of record and beneficially (directly or indirectly through a retirement plan) less than 2% of the outstanding voting securities of the SIFE Fund.

        The following independent Trustee of the SIFE Fund has the following interest in certain securities of Wells Fargo & Company, the ultimate parent of Funds Management and Wells Capital, the investment advisor and sub-advisor of the Wells Fargo SIFE Fund, respectively.

Name of Director	Name of Owners & Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Walter S. Newman	Ellen and Walter Newman Family Trust; donor	Wells Fargo & Company	Common Stock	$848,000*	less than 0.1%

* Valuation as of September 10, 2001.

        During the past five years, the following members of the immediate family of the indicated independent Trustees of the SIFE Fund have held the following positions with Wells Fargo & Company and its affiliates:
Name of Director	Name of Immediate Family Member & Relationships to Trustee	Company	Position
Walter S. Newman	Ellen M. Newman; spouse	Wells Fargo & Company	Director (1976 – 1999); consultant (1999 – to date)
Neil L. Diver	Mia C. Diver; adult daughter	Wells Fargo & Company	e-commerce consultant (2000 – to date)

Annual Meetings and Shareholder Meetings

        The SIFE Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required under the federal securities laws. If the Reorganization is not completed, the next meeting of the shareholders of the SIFE Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the SIFE Fund at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the SIFE Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

EXHIBIT A-FEE TABLES

These tables describe the fees and expenses you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

Class A	The SIFE Fund (Class A-I)	Wells Fargo SIFE Fund (Class A)
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

5.00%

5.75%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

Redemption Fee (as percentage of amount redeemed)
1.00%2

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.25%

0.95%

Distribution (Rule 12b-1) fee

None3

None4

Other expenses

0.00%

0.55%4

Total Annual Fund Operating Expenses (Gross)

1.25%

1.50%

Waivers

0.00%

0.15%

Net Annual Fund Operating Expenses

1.25%

1.35%5

Class A	The SIFE Fund (Class A-II)	Wells Fargo SIFE Fund (Class A)
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

5.00%

5.75%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

Redemption Fee (as percentage of amount redeemed)
1.00%

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.25%

0.95%

Distribution (Rule 12b-1) fee

0.25%3

None4

Other expenses

0.00%

0.55%4

Total Annual Fund Operating Expenses (Gross)

1.50%

1.50%

Waivers

0.00%

0.15%

Net Annual Fund Operating Expenses

1.50%

1.35%5

___________________________________

1 The SIFE Fund Class A-I and Class A-II shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.60% CDSC if they are redeemed within one year from the date of purchase. The Wells Fargo SIFE Fund Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

2 Redemptions or exchanges of Class A-I and Class A-II shares within 90 days of purchase may be subject to a 1.00% short-term redemption fee.

3 Includes distribution and service fees for the sale and distribution of SIFE Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo SIFE Fund are included in the line item "Other Expenses."

4 Although Wells Fargo SIFE Fund Class A shares do not have a distribution (Rule 12b-1) fee, the line item "Other expenses" includes a shareholder servicing fee of 0.25%. Other expenses are based on estimated amounts for the current fiscal year.

5 The advisor and administrator of the Wells Fargo SIFE Fund has committed for at least 2 years from the commencement of operations of the Fund to waive fees and/or reimburse expenses necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio for any Class of the Wells Fargo SIFE Fund may be increased only with the approval of the Board of Trustees.

EXHIBIT A-FEE TABLES (Continued)

Class B	The SIFE Fund (Class B )	Wells Fargo SIFE Fund (Class B)
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

5.00%

5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.25%

0.95%

Distribution (Rule 12b-1) fee

1.00%1

0.75%2

Other expenses

0.00%

0.55%2

Total Annual Fund Operating Expenses (Gross)

2.25%

2.25%

Waivers

0.00%

0.15%

Net Annual Fund Operating Expenses

2.25%

2.10%3

Class C	The SIFE Fund	Wells Fargo SIFE Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

1.00%

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

1.00%

1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.25%

0.95%

Distribution (Rule 12b-1) fee

1.00%1

0.75%2

Other expenses

0.00%

0.55%2

Total Annual Fund Operating Expenses (Gross)

2.25%

2.25%

Waivers

0.00%

0.15%

Net Annual Fund Operating Expenses

2.25%

2.10%3

___________________________________

1 Includes distribution and service fees for the sale and distribution of SIFE Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo SIFE Fund are included in the line item "Other Expenses."

2 This line item includes only the distribution fee for Class B and Class C shares. "Other expenses" include a shareholder servicing fee of 0.25% for Class B and Class C shares of the Wells Fargo SIFE Fund and are based on estimated amounts for the current fiscal year.

3 The advisor and administrator of the Wells Fargo SIFE Fund has committed for at least 2 years from the commencement of operations of the Fund to waive fees and/or reimburse expenses necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio for any Class of the Wells Fargo SIFE Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Wells Fargo SIFE Fund after the first two years, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

		Wells Fargo SIFE Fund
Class A-I	SIFE Fund (Class A-I)	Converted Shares (Class A)*	Future Purchases (Class A)**
One Year
	$620	$631	$705
Three Year
	$876	$921	$993
Five Year
	$1,151	$1,249	$1,318
Ten Year
	$1,931	$2,174	$2,236
Class A-II	SIFE Fund (Class A-II)	Converted Shares (Class A)	Future Purchases (Class A)
One Year
	$644	$631	$705
Three Year
	$949	$921	$993
Five Year
	$1,276	$1,249	$1,318
Ten Year
	$2,195	$2,174	$2,236
Class B	SIFE Fund (Class B)	Converted Shares (Class B)	Future Purchases (Class B)
One Year
	$727	$713	$713
Three Year
	$1,001	$973	$973
Five Year
	$1,401	$1,376	$1,376
Ten Year
	$2,214	$2,197	$2,280
Class C	SIFE Fund (Class C)	Converted Shares (CLASS C)	Future Purchases (Class C)
One Year
	$425	$313	$313
Three Year
	$794	$673	$673
Five Year
	$1,289	$1,176	$1,176
Ten Year
	$2,647	$2,558	$2,558

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* Because Wells Fargo SIFE Fund shares acquired in the Reorganization will bear the ongoing expenses of the Wells Fargo SIFE Fund but will continue to be subject to the SIFE Fund’s load structure, this "Converted Shares" column combines the Wells Fargo SIFE Fund’s ongoing expense ratio with the load structure of the SIFE Fund shares and shows the expenses that would be paid by shareholders for Wells Fargo SIFE shares received in the Reorganization.

** Because Wells Fargo SIFE Fund shares purchased in the future (after the Reorganization) will bear the ongoing expenses of the Wells Fargo SIFE Fund and be subject to its load structure, this "Future Purchases" column shows the combined effect of these changes and the expenses that would be paid by shareholders for Wells Fargo SIFE shares purchased after the Reorganization.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Wells Fargo SIFE Fund after the first two years, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

	Wells Fargo SIFE Fund
Class A	SIFE Fund (Class A-I)	Converted Shares (Class A)*	Future Purchases (Class A)**
One Year
	$620	$631	$705
Three Year
	$876	$921	$993
Five Year
	$1,151	$1,249	$1,318
Ten Year
	$1,931	$2,174	$2,236
Class A	SIFE Fund (Class A-II)	Converted Shares (Class A)	Future Purchases (Class A)
One Year
	$644	$631	$705
Three Year
	$949	$921	$993
Five Year
	$1,276	$1,249	$1,318
Ten Year
	$2,195	$2,174	$2,236
Class B	SIFE Fund (Class B)	Converted Shares (Class B)	Future Purchases (Class B)
One Year
	$227	$213	$213
Three Year
	$701	$673	$673
Five Year
	$1,201	$1,176	$1,176
Ten Year
	$2,214	$2,197	$2,280
Class C	SIFE Fund (Class C)	Converted Shares (Class C)	Future Purchases (Class C)
One Year
	$325	$213	$213
Three Year
	$794	$673	$673
Five Year
	$1,289	$1,176	$1,176
Ten Year
	$2,647	$2,558	$2,558

___________________________________

* Because Wells Fargo SIFE Fund shares acquired in the Reorganization will bear the ongoing expenses of the Wells Fargo SIFE Fund but will continue to be subject to the SIFE Fund’s load structure, this "Converted Shares" column combines the Wells Fargo SIFE Fund’s ongoing expense ratio with the load structure of the SIFE Fund shares and shows the expenses that would be paid by shareholders for Wells Fargo SIFE shares received in the Reorganization.

** Because Wells Fargo SIFE Fund shares purchased in the future (after the Reorganization) will bear the ongoing expenses of the Wells Fargo SIFE Fund and be subject to its load structure, this "Future Purchases" column shows the combined effect of these changes and the expenses that would be paid by a shareholder for Wells Fargo SIFE shares purchased after the Reorganization.

EXHIBIT B

Comparison of Investment Policies

The table below compares the investment policies of the Wells Fargo SIFE Fund to those of the SIFE Fund. As discussed in the Combined Proxy Statement/Prospectus, a fundamental policy is a policy that may not be changed without shareholder approval, whereas a non-fundamental policy may be changed by the Board of Trustees of a Fund alone.

	Fundamental Policy			Fundamental Policy
Investment Policies of the Wells Fargo SIFE Fund	Yes	No	Investment Policies of the SIFE Fund	Yes	No
The Wells Fargo SIFE Fund may not:

The Fund may not:

(1) Borrow money, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.
X
(1) It is a fundamental policy of the SIFE Fund not to borrow money with no general qualifiers to the permitted borrowing under the Investment Company Act. However, this restriction does not prevent the Fund from purchasing certain publicly issued debt securities or commercial paper, entering into repurchase agreements or lending its portfolio securities.
X

(2) Issue senior securities, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder.	X		(2) It is a fundamental policy of the SIFE Fund not to issue senior securities with no general qualifiers to the permitted actions under the Investment Company Act.	X
(3) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Wells Fargo SIFE Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities or commercial paper are not deemed to be the making of loans.	X		(3) Substantially similar. The SIFE Fund’s investment policy with respect to lending does not contain the one-third of total assets limitation.	X
(4) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Wells Fargo SIFE Fund’s investment program may be deemed to be an underwriting.	X		(4) No differences.	X
(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Wells Fargo SIFE Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).	X		(5) Substantially similar. The SIFE Fund’s investment policy with respect to real estate does not contain a qualifier permitting the SIFE Fund to invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.	X
(6) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.	X		(6) Substantially similar. The SIFE Fund’s investment policy with respect to commodities does not contain qualifiers (i), (ii) and (iii) found in the New Fund’s investment restriction regarding same.	X
(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Wells Fargo SIFE Fund’s investments in that industry would equal or exceed 25% of the current value of the Wells Fargo SIFE Fund’s total assets, provided that this restriction does not limit the Wells Fargo SIFE Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) securities of companies the advisor considers to be in the "financial services" sector, which includes companies such as commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies and consumer and industrial finance companies.	X		(7) Substantially similar. The SIFE Fund’s investment policy with respect to industry concentration does not contain qualifiers (i) – (iv) found in the New Fund’s investment restriction regarding same.	X
(8) Purchase securities of any issuer if, as a result, with respect to 75% of the Wells Fargo SIFE Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Wells Fargo SIFE Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Wells Fargo SIFE Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.	X		(8) Substantially similar. The SIFE Fund’s investment policy with respect to issuer concentration does not contain a qualifier excepting investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies from such investment restriction.	X
(9) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the Investment Company Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).		X	(9) Not among the SIFE Fund’s investment policies. However, the SIFE Fund has a fundamental policy not to invest in the securities of other investment companies.	X
(10) The Wells Fargo SIFE Fund may not invest or hold more than 15% of the Wells Fargo SIFE Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.		X	(10) Not among the SIFE Fund’s stated investment policies, but substantially similar to a SIFE Fund operating policy.
(11) The Wells Fargo SIFE Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.		X	(11) It is a fundamental policy of the SIFE Fund not purchase or sell commodities or commodity contracts. See investment restriction (6) above.
(12) The Wells Fargo SIFE Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the Investment Company Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Wells Fargo SIFE Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.		X	(12) Not a specific investment policy of the SIFE Fund. However, the SIFE Fund’s investment policy with respect to making loans contains a qualifier excepting portfolio securities lending from such investment restriction (but unlike the New Fund, does not contain the one-third of total assets limitation with respect portfolio securities lending).
(13) The Wells Fargo SIFE Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Wells Fargo SIFE Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.		X	(13) Substantially similar except this is a fundamental investment policy of the SIFE Fund.	X
(14) The Wells Fargo SIFE Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).		X	(14) Substantially similar except this is a fundamental investment policy of the SIFE Fund.	X
(15) The Wells Fargo SIFE Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box").		X	(15) Substantially similar except this is a fundamental investment policy of the SIFE Fund. Further, there is no qualification allowing short sales "against the box."	X
(16) Not among the Wells Fargo SIFE Fund’s investment policies.	(16) The SIFE Fund may not invest less than 30% of its assets in the equity securities of "financial institutions" (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) and the remainder in the equity securities (including securities convertible into common or preferred stocks) of a diverse portfolio of domestic and certain international service and industrial enterprises generally regarded by SIFE as "stable growth" companies. The SIFE Fund may also hold cash or cash equivalents pending other investment opportunities, to satisfy redemptions and for defensive purposes.

X
(17) Not among the Wells Fargo SIFE Fund’s investment policies.			(17) With respect to 80% of the SIFE Fund’s investment portfolio, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000 and must have paid dividends in each of the five years immediately preceding investment.	X

PART B

STATEMENT OF ADDITIONAL INFORMATION|
November 15, 2001

THE SIFE TRUST FUND
100 WIGET LANE
WALNUT CREEK, CA 94598-2402

January 31, 2002
Special Meeting of the
Shareholders of SIFE Trust Fund

        This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated November 15, 2001, for the Special Meeting of Shareholders of the SIFE Trust Fund to be held on Thursday, January 31, 2002. The Combined Proxy Statement/Prospectus may be obtained without charge by writing SIFE Trust Fund, 100 Wiget Lane, Walnut Creek, CA 94598-2402 or calling (800) 231-0356 or (925) 988-2400 or writing Wells Fargo Funds, P.O. Box 7066, San Francisco, CA 94120-7066 or calling (800) 222-8222. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

I. Incorporation of Documents by Reference in Statement of Additional Information

        This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:
1.	The SAI for the SIFE Trust Fund, dated April 30, 2001.
2.	The SAI for the Wells Fargo SIFE Specialized Financial Services Fund, dated November 8, 2001.
3.	Report of Independent Auditors and audited annual report financial statements of the SIFE Trust Fund, dated as of December 31, 2000.
4.	Unaudited semi-annual report financial statements of the SIFE Trust Fund, dated as of June 30, 2001.

Table of Contents

General Information
Note Regarding Pro-Forma Financial Statements

General Information

        This SAI relates to the reorganization of the SIFE Trust Fund, which we refer to as the SIFE Fund, into the Wells Fargo SIFE Specialized Financial Services Fund, which we refer to as the Wells Fargo SIFE Fund, a newly created series of Wells Fargo Funds Trust.

Class Shares of the SIFE Fund (Before the Reorganization)	Class Shares of the Wells Fargo SIFE Fund (After the Reorganization)
Class A-I and Class A-II	Class A
Class B	Class B
Class C	Class C

        The reorganization of the SIFE Fund will involve the following three steps:
*	the transfer of the assets and liabilities of the SIFE Fund to the Wells Fargo SIFE Fund in exchange for shares of the Wells Fargo SIFE Fund of equivalent value to the net assets transferred;
*	the pro rata distribution of those Wells Fargo SIFE Fund shares to the shareholders of record of the SIFE Fund as of the effective date of the reorganization in full redemption of those shareholders’ shares of the SIFE Fund; and
*	the liquidation and termination of the SIFE Fund.

        As a result of the Reorganization, each shareholder of the SIFE Fund would instead hold shares of a comparable Class of the Wells Fargo SIFE Fund having the same total value as the shares of the SIFE Fund held immediately before the Reorganization. The Wells Fargo SIFE Fund will have substantially similar investment objectives, policies and restrictions and will continue to concentrate its investments in securities issued by financial services companies. Although the Wells Fargo SIFE Fund will have a new advisor and sub-advisor, the same portfolio manager, Michael J. Stead, has agreed to continue to manage the day-to-day investments of the Wells Fargo SIFE Fund as an employee of the sub-advisor rather than as an employee of SIFE. If shareholders of the SIFE Fund do not approve the Reorganization, the SIFE Fund will continue operations and its Board of Trustees will consider what further action is appropriate.

        For further information about the transaction, see the Combined Proxy Statement/Prospectus, also dated November 15, 2001.

Note Regarding Pro Forma Financial Statements

        The SIFE Fund will be reorganized into the Wells Fargo SIFE Fund, a newly created fund which currently has no assets or liabilities. Pro forma combining financial statements are not included in the Combined Proxy Statement/Prospectus because the only significant pro forma financial statement impact relates to the fees and expenses of the Funds, which are summarized in the Fee Tables contained in Exhibit A of Part A of the Combined Proxy Statement/Prospectus. Shareholders should review the Fee Tables in Exhibit A of the Combined Proxy Statement/Prospectus to compare the fees and expenses of the Wells Fargo SIFE Fund with those of the SIFE Fund.